UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3052
                                   --------

                          Franklin Federal Money Fund
                          ---------------------------
              (Exact name of registrant as specified in charter)

                One Franklin Parkway, San Mateo, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period: 12/31/03
                          --------

Item 1. Reports to Stockholders.


                                                             DECEMBER 31, 2003





[GRAPHIC OMITTED]

    SEMIANNUAL REPORT AND SHAREHOLDER LETTER

                                                                          INCOME



                                    FRANKLIN
                               FEDERAL MONEY FUND

[GRAPHIC OMITTED]

WANT TO RECEIVE THIS DOCUMNET FASTER VIA EMAIL?
Eligible shareholders can sign up for eDeliery at franklintempleton.com. See inside for details.

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS
                      FRANKLIN o Templeton o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.



SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC OMITTED]

Not part of the semiannual report

                               Contents
SHAREHOLDER LETTER .............................  1

SEMIANNUAL REPORT

Franklin Federal Money Fund ....................  4

Performance Summary ............................  5

Financial Highlights and
Statement of Investments .......................  6

Financial Statements ...........................  8

Notes to Financial Statements .................. 11

Proxy Voting Policies and Procedures ........... 26





Regulatory Update

AS OF FEBRUARY 12, 2004




On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Company, in addition to other entities within Franklin Templeton Investments, including the Fund and other funds, has been named in shareholder class actions related to the matter described above. The Company believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. It is anticipated that the Company may be named in additional similar civil actions related to the matter described above.

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against the Fund's investment adviser and a senior executive officer relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. Such discussions are preliminary and the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Fund is uncertain at this time. If it is found that the Company bears responsibility for any unlawful or improper conduct, we have committed to making the funds or their shareholders whole, as appropriate. Any further updates on these matters will be disclosed on the Company's website at franklintempleton.com under "Statement on Current Industry Issues."



                                           Not part of the semiannual report | 3

Semiannual Report


Franklin Federal Money Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Federal Money Fund seeks to provide as high a level of current income as is consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The U.S. Government Securities Money Market Portfolio (the Portfolio), which has the same investment goal. At present, the Portfolio's policy is to limit investments to U.S. Treasury bills, notes and bonds (including stripped securities), and to repurchase agreements collateralized by such securities. The Fund attempts to maintain a stable $1.00 share price. 1



This semiannual report for Franklin Federal Money Fund covers the period ended December 31, 2003.


PERFORMANCE OVERVIEW

Relatively steady, low interest rates resulted in minimal changes for the Fund's yields. In this environment, the Fund's seven-day effective yield fell from 0.21% on June 30, 2003, to 0.20% on December 31, 2003.


ECONOMIC AND MARKET OVERVIEW

During the six months ended December 31, 2003, many factors strongly impacted the U.S. economy and markets. Uncertainty about economic recovery and geopolitical events pushed U.S. interest rates to their lowest level in more than four decades in June 2003. For consumers, historically low mortgage rates enabled many homeowners to refinance their mortgages, and refinancing applications reached their highest levels on record. The U.S. government injected fiscal stimulus into the economy, approving another round of tax cuts and rebates that included dividend and capital gains tax reductions. These tax cuts, increased refinancing activity, rising home values and stabilizing equity markets all improved consumers' net worths and allowed them to continue spending, which helped to keep the economy moving forward.

Increases in business spending also helped economic growth. After having been largely absent since the end of 2000, business spending improved in the latter half



1. An investment in the Fund is not insured or guaranteed by the U.S. government or any other entity or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 7.


4 | Semiannual Report
of 2003. Nonresidential fixed investment increased 12.8% annualized in the third quarter of 2003, the highest increase since the second quarter of 2000. Lower interest rates during the past year allowed many businesses the opportunity to refinance their old debt at more attractive levels. This helped enhance business operating performance. Additionally, businesses continued to achieve productivity gains by reducing their labor forces and taking advantage of recent technology investments. Higher productivity levels helped dampen inflation. Core inflation (excluding food and energy), as measured by the Consumer Price Index, rose at a modest, seasonally adjusted, annualized rate of 0.6% for the six months under review. Expectations for lower inflation contributed to the historically lower overall interest rate environment during the period.

An area of concern, employment, made some gains during the period. The unemployment rate began the period at 6.2% and declined to 5.7% by period-end. With inflation expectations muted, the Federal Reserve Board maintained its accommodative stance and kept the federal funds target rate at 1.00% through period-end.


INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, only in marketable obligations issued or guaranteed by the U.S. government or with a guarantee supported by the full faith and credit of the U.S. government, repurchase agreements collateralized by these securities, and stripped securities, which are separate income and principal components of a debt security. 2 A repurchase agreement is an agreement to buy a security and then sell it back after a short period of time (generally, less than seven days) at a higher price. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other relatively volatile securities that we believe involve undue risk. 1


MANAGER'S DISCUSSION

We continued to invest the Portfolio's assets only in U.S. Treasury obligations and repurchase agreements backed by U.S. Treasury securities.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.



THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2003, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

2. Yield and share price are not guaranteed and will vary with market conditions. U.S. government securities owned by the Portfolio or held under repurchase agreement, but not shares of the Portfolio, are guaranteed by the U.S. government, its agencies or instrumentalities.


[SIDEBAR]
PERFORMANCE SUMMARY
12/31/03

-----------------------------------------------
  Seven-day effective yield*           0.20%
-----------------------------------------------
  Seven-day annualized yield           0.20%
-----------------------------------------------

*Seven-day effective yield assumes compounding of daily dividends.
Annualized and effective yields are for the seven-day period ended 12/31/03. The Fund's average weighted maturity was 41 days. Yield reflects Fund expenses and fluctuations in interest rates on portfolio investments.
Franklin Advisers, Inc., the Fund's administrator and the manager of the Fund's underlying Portfolio, has agreed in advance to waive a portion of its fees. If the manager had not taken this action, the Portfolio's annualized and effective yields for the period would have been lower. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.
Past performance does not guarantee future results.


                                                           Semiannual Report | 5

Franklin Federal Money Fund

FINANCIAL HIGHLIGHTS



                                                 --------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                 DECEMBER 31, 2003                   YEAR ENDED JUNE 30,
                                                    (UNAUDITED)       2003        2002        2001        2000        1999
                                                 --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........         $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                                                 --------------------------------------------------------------------------
Income from net investment operations - net
 investment income .............................          .001        .007        .018        .050        .048        .042
Less distributions from net investment income ..         (.001)      (.007)      (.018)      (.050)      (.048)      (.042)
                                                 --------------------------------------------------------------------------
Net asset value, end of period .................         $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                                                 ==========================================================================

Total return a .................................         0.11%       0.70%       1.79%       5.08%       4.87%       4.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............      $111,619    $125,130    $141,058    $132,916    $147,938    $144,387
Ratios to average net assets:
 Expenses b ....................................          .80% c      .80%        .77%        .79%        .76%        .78%
 Expenses excluding waiver and payments by
  affiliate b ..................................          .81% c      .81%        .78%        .80%        .77%        .78%
 Net investment income .........................          .22% c      .70%       1.74%       5.01%       4.74%       4.23%




aTotal return is not annualized for periods less than one year.
bThe expense ratio includes the Fund's share of the Portfolio's allocated expenses.
cAnnualized.


6 | See notes to financial statements. | Semiannual Report

Franklin Federal Money Fund

STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED)



--------------------------------------------------------------------------------------------------------------------------
                                                                                                SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------------
  MUTUAL FUNDS (COST $112,150,304) 100.5%
  U.S. Government Securities Money Market Portfolio (Note 1) ..............................   112,150,304   $112,150,304
  OTHER ASSETS, LESS LIABILITIES (.5)% ....................................................                     (531,184)
                                                                                                            --------------
  NET ASSETS 100.0% .......................................................................                 $111,619,120
                                                                                                            ==============



                      Semiannual Report | See notes to financial statements. | 7

Franklin Federal Money Fund

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003 (unaudited)


Assets:
 Investments in securities, at value and cost ..........  $112,150,304
 Receivables from capital shares sold ..................       333,903
                                                          -------------
      Total assets .....................................   112,484,207
                                                          -------------
Liabilities:
 Payables:
  Capital shares redeemed ..............................       505,338
  Affiliates ...........................................        69,115
  Shareholders .........................................       283,991
 Other liabilities .....................................         6,643
                                                          -------------
      Total liabilities ................................       865,087
                                                          -------------
Net assets, at value ...................................  $111,619,120
                                                          =============
Shares outstanding .....................................   111,619,120
                                                          =============
Net asset value per share a ............................         $1.00
                                                          =============




aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.




8 | See notes to financial statements. | Semiannual Report

Franklin Federal Money Fund

STATEMENT OF OPERATIONS
for the six months ended December 31, 2003 (unaudited)


Investment income:
 Dividends ..........................................................  $544,550
                                                                       ---------
Expenses:
 Administrative fees (Note 3) .......................................   270,492
 Transfer agent fees (Note 3) .......................................    87,837
 Reports to shareholders ............................................     8,881
 Registration and filing fees .......................................    28,221
 Professional fees ..................................................     6,410
 Directors' fees and expenses .......................................     3,277
 Other ..............................................................       240
                                                                       ---------
      Total expenses ................................................   405,358
                                                                       ---------
       Net investment income ........................................   139,192
                                                                       ---------
Net increase (decrease) in net assets resulting from operations .....  $139,192
                                                                       =========




                      Semiannual Report | See notes to financial statements. | 9

Franklin Federal Money Fund

STATEMENTS OF CHANGES IN NET ASSETS for the six months ended December 31, 2003 (unaudited) and the year ended June 30, 2003


                                                                      ----------------------------------
                                                                      SIX MONTHS ENDED     YEAR ENDED
                                                                      DECEMBER 31, 2003   JUNE 30, 2003
                                                                      ----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................................     $    139,192     $    971,695
 Distributions to shareholders from net investment income ..........         (139,192)        (971,695)
 Capital share transactions (Note 2) ...............................      (13,511,244)     (15,927,674)
                                                                      ----------------------------------
      Net increase (decrease) in net assets ........................      (13,511,244)     (15,927,674)
Net assets (there is no undistributed net investment
income at beginning or end of period):
 Beginning of period ...............................................      125,130,364      141,058,038
                                                                      ----------------------------------
 End of period .....................................................     $111,619,120     $125,130,364
                                                                      ==================================



10 | See notes to financial statements. | Semiannual Report

Franklin Federal Money Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Federal Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks high current income consistent with preservation of capital and liquidity.

The Fund invests substantially all of its assets in The U.S. Government Securities Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of December 31, 2003, the Fund owns 60.66% of the Portfolio.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily and distributed monthly.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.







                                                          Semiannual Report | 11

Franklin Federal Money Fund

2. CAPITAL STOCK

At December 31, 2003, there were 5 billion shares authorized (no par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                         --------------------------------
                                                           SIX MONTHS          YEAR
                                                              ENDED            ENDED
                                                          DECEMBER 31,       JUNE 30,
                                                              2003             2003
                                                         --------------------------------
Shares sold ...........................................  $ 73,205,262     $ 186,971,407
Shares issued in reinvestment of distributions ........       138,791           990,139
Shares redeemed .......................................   (86,855,297)     (203,889,220)
                                                         --------------------------------
Net increase (decrease) ...............................  $(13,511,244)    $ (15,927,674)
                                                         ================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's administrative manager, principal underwriter and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE        NET ASSETS
--------------------------------------------------------------------------------
         .455%               First $100 million
         .330%               Over $100 million, up to and including $250 million
         .280%               In excess of $250 million

Distributors received contingent deferred sales charges for the year of $4,488.

The Fund paid transfer agent fees of $87,837 of which $63,712 was paid to Investor Services.


4. INCOME TAXES

At December 31, 2003, the cost of investments and undistributed ordinary income for book and income tax purposes were the same.








12 | Semiannual Report

Franklin Federal Money Fund

5. REGULATORY MATTERS




On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and other funds, has been named in shareholder class actions related to the matter described above. The Fund's management believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. It is anticipated that the Fund may be named in additional similar civil actions related to the matter described above.

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against the Fund's investment adviser and a senior executive officer relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. Such discussions are preliminary and the Fund's management has been advised that the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company finds that it bears responsibility for any unlawful or improper conduct, it has committed to making the Fund or its shareholders whole, as appropriate.





                                                          Semiannual Report | 13

The Money Market Portfolios

FINANCIAL HIGHLIGHTS


THE MONEY MARKET PORTFOLIO

                                            ------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                            DECEMBER 31, 2003                         YEAR ENDED JUNE 30,
                                               (UNAUDITED)         2003          2002          2001         2000          1999
                                            ------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)
Net asset value, beginning of
 period ..................................          $1.00         $1.00         $1.00         $1.00        $1.00         $1.00
                                            ------------------------------------------------------------------------------------
Income from investment operations -
 net investment income ...................           .005          .014          .026          .059         .056          .051
Less distributions from net investment
 income ..................................          (.005)        (.014)        (.026)        (.059)       (.056)        (.051)
                                            ------------------------------------------------------------------------------------
Net asset value, end of period ...........          $1.00         $1.00         $1.00         $1.00        $1.00         $1.00
                                            ====================================================================================

Total return a ...........................           .47%         1.41%         2.63%         6.08%        5.75%         5.18%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ........     $5,518,199    $5,331,200    $4,734,196    $4,490,919   $4,144,043    $3,672,404
Ratios to average net assets:
 Expenses ................................           .15% b        .15%          .15%          .15%         .15%          .15%
 Expenses excluding waiver by
  affiliate ..............................           .15% b        .15%          .16%          .16%         .16%          .15%
 Net investment income ...................           .94% b       1.39%         2.56%         5.91%        5.65%         5.04%




aTotal return is not annualized for periods less than one year.
bAnnualized.


14 | See notes to financial statements. | Semiannual Report

The Money Market Portfolios

STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED)



----------------------------------------------------------------------------------------------------------------------------
    THE MONEY MARKET PORTFOLIO                                                           PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------
    CERTIFICATES OF DEPOSIT 39.9%
    Australia & New Zealand Banking Group, New York Branch, 1.08% - 1.085%,
     1/21/04 - 3/04/04 .................................................................   $ 50,000,000     $   50,000,357
    Bank of Montreal, Chicago Branch, 1.08% - 1.133%,
     2/18/04 - 4/30/04 .................................................................    150,000,000        150,001,490
    Bank of Nova Scotia, Portland Branch, 1.08%, 1/21/04 - 2/20/04 .....................    150,000,000        150,000,000
    Banque Nationale De Paris, New York Branch, 1.08% - 1.35%,
     1/14/04 - 4/13/04 .................................................................    150,000,000        150,000,560
    Barclays Bank PLC, New York Branch, 1.09% - 1.10%, 3/05/04 -
     4/09/04 ...........................................................................    100,000,000        100,002,498
    Bayerische Landesbank Girozen, New York Branch, 1.06% - 2.10%,
     3/12/04 - 4/26/04 .................................................................    160,000,000        160,120,682
    Credit Agricole, New York Branch, 1.06% - 1.43%, 1/05/04 -
     10/22/04 ..........................................................................    155,000,000        155,002,135
    Dexia Bank, New York Branch, 1.508%, 12/07/04 ......................................     50,000,000         50,003,495
    Landesbank Hessen Thueringen Giro., New York Branch, 1.11%,
     3/03/04 ...........................................................................     75,000,000         75,002,576
    Lloyds Bank PLC, New York Branch, 1.06% - 1.07%, 2/17/04 - 2/19/04 .................    150,000,000        150,000,000
    Rabobank Nederland NV, New York Branch, 1.06%, 4/05/04 - 4/22/04 ...................    150,000,000        149,998,837
    Royal Bank of Canada, New York Branch, 1.06% - 1.42%,
     4/27/04 - 10/22/04 ................................................................    125,000,000        125,005,272
    Royal Bank of Scotland NY, New York Branch, 1.08%, 1/08/04 -
     1/27/04 ...........................................................................    138,958,000        138,957,995
    Svenska Handelsbanken, New York Branch, 1.08% - 1.09%,
     1/13/04 - 2/23/04 .................................................................    100,000,000        100,000,433
    Toronto Dominion Bank, New York Branch, 1.075% - 1.085%,
     1/16/04 - 2/04/04 .................................................................    150,000,000        150,000,457
    UBS AG, Stamford, CT Branch, 1.075% - 1.305%, 4/14/04 - 4/22/04 ....................    150,000,000        150,001,133
    Wells Fargo Bank, San Francisco Branch, 1.05% - 1.07%,
     1/07/04 - 2/25/04 .................................................................    150,000,000        150,000,000
    Westdeutsche Landesbank, New York Branch, 1.09% - 1.25%,
     4/07/04 - 4/14/04 .................................................................     50,000,000         50,007,495
                                                                                                            ----------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $2,204,105,415) ................................                     2,204,105,415
                                                                                                            ----------------
    COMMERCIAL PAPER 45.5%
  a Abbott Laboratories, 1.04%, 3/08/04 ................................................     25,000,000         24,951,611
  a American International Group I, 1.07% - 1.085%, 2/20/04 - 2/26/04 ..................    100,000,000         99,841,431
  a ANZ (Delaware) Inc., 1.07% - 1.075%, 1/12/04 - 2/26/04 .............................    108,400,000        108,319,627
  a Citigroup Global Markets Holdings, 1.06% - 1.08%,
     1/05/04 - 1/15/04 .................................................................    150,000,000        149,968,035
  a Commonwealth Bank of Australia, 1.05% - 1.08%, 2/17/04 - 4/02/04 ...................    150,000,000        149,652,083
  a Den Danske Corp. Inc., 1.065% - 1.08%, 1/14/04 - 3/18/04 ...........................    150,000,000        149,743,642
  a Dexia Bank, 1.07% - 1.08%, 3/09/04 - 3/17/04 .......................................    100,000,000         99,790,528
  a Dupont De Nemours Inc., 1.05% - 1.07%, 2/10/04 - 2/23/04 ...........................     83,538,000         83,416,619
  a General Electric Capital Corp., 1.08% - 1.19%, 3/23/04 - 6/03/04 ...................    150,000,000        149,369,597
  a Goldman Sachs Group Inc, 1.07%, 1/09/04 - 1/16/04 ..................................    150,000,000        149,945,756
  a HBOS Treasury Services, 1.07% - 1.10%, 2/24/04 - 3/29/04 ...........................    146,600,000        146,256,749
  a Internationale Ned. U.S. Funding Corp., 1.08% - 1.10%,
     2/03/04 - 5/12/04 .................................................................    145,000,000        144,740,080
  a Merrill Lynch & Co Inc., 1.04%, 1/28/04 - 1/30/04 ..................................    150,000,000        149,878,667
  a Nestle Capital Corp., 1.05%, 2/24/04 ...............................................     50,000,000         49,921,250
  a Pfizer Inc., 1.05%, 1/06/04 - 1/07/04 ..............................................     72,000,000         71,988,462
  a Procter & Gamble Co., 1.05%, 2/09/04 ...............................................     50,000,000         49,943,125
  a Province of British Columbia, 1.11%, 4/19/04 .......................................     12,000,000         11,959,670
  a Shell Finance (UK) PLC, 1.06% - 1.07%, 2/09/04 - 3/09/04 ...........................    136,300,000        136,060,161
  a Societe Generale NA Inc., 1.075%, 3/15/04 - 3/17/04 ................................    150,000,000        149,664,063
  a Svenska Handelsbanken Inc., 1.07%, 2/11/04 .........................................     50,000,000         49,939,069
  a Toyota Motor Credit Corp., 1.05%, 1/23/04 - 3/11/04 ................................    134,600,000        134,464,219
  a Westdeutsche Landesbank, 1.065% - 1.08%, 1/09/04 - 3/11/04 .........................    100,000,000         99,929,750
  a Westpac Capital Corp., 1.07% - 1.115%, 2/10/04 - 4/20/04 ...........................    150,000,000        149,599,862
                                                                                                            ----------------
    TOTAL COMMERCIAL PAPER (COST $2,509,344,056) .......................................                     2,509,344,056
                                                                                                            ----------------




                                                          Semiannual Report | 15

The Money Market Portfolios

----------------------------------------------------------------------------------------------------------------------------
    THE MONEY MARKET PORTFOLIO                                                           PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT AGENCY SECURITIES (COST $54,253,547) 1.0%
    FHLB, 1.07%, 12/23/04 ..............................................................   $ 54,280,000     $   54,253,547
                                                                                                            ----------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
    (COST $4,767,703,018) ..............................................................                     4,767,703,018
                                                                                                            ----------------
    REPURCHASE AGREEMENTS 17.1%
  b ABN AMRO Bank, NV, New York Branch, .90%, 1/02/04,
    (Maturity Value $365,018,250) ......................................................    365,000,000        365,000,000
     Collateralized by U.S. Government Agency Securities
  b Deutsche Bank Securities Inc., .80%, 1/02/04 (Maturity Value
    $107,954,798) ......................................................................    107,950,000        107,950,000
     Collateralized by U.S. Treasury Notes
  b Morgan Stanley & Co. Inc., .81%, 1/02/04 (Maturity Value
    $107,959,858) ......................................................................    107,955,000        107,955,000
     Collateralized by U.S. Treasury Notes
  b UBS Securities LLC, .85%, 1/02/04 (Maturity Value $365,017,236) ....................    365,000,000        365,000,000
     Collateralized by U.S. Government Agency Securities
                                                                                                            ----------------
    TOTAL REPURCHASE AGREEMENTS (COST $945,905,000) ....................................                       945,905,000
                                                                                                            ----------------
    TOTAL INVESTMENTS (COST $5,713,608,018) 103.5% .....................................                     5,713,608,018
    OTHER ASSETS, LESS LIABILITIES (3.5)% ..............................................                      (195,409,004)
                                                                                                            ----------------
    NET ASSETS 100.0% ..................................................................                    $5,518,199,014
                                                                                                            ================




aSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the portfolio.
bSee Note 1(b) regarding repurchase agreements.


16 | See notes to financial statements. | Semiannual Report

The Money Market Portfolios

FINANCIAL HIGHLIGHTS


THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                     ---------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                     DECEMBER 31, 2003                    YEAR ENDED JUNE 30,
                                                        (UNAUDITED)       2003        2002        2001        2000        1999
                                                     ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............          $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                                                     ---------------------------------------------------------------------------
Income from investment operations - net
 investment income ................................           .004        .013        .024        .056        .054        .049
Less distributions from net investment income .....          (.004)      (.013)      (.024)      (.056)      (.054)      (.049)
                                                     ---------------------------------------------------------------------------
Net asset value, end of period ....................          $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                                                     ===========================================================================

Total return a ....................................           .44%       1.34%       2.43%       5.75%       5.48%       4.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................       $184,898    $201,758    $226,676    $186,718    $221,993    $258,458
Ratios to average net assets:
 Expenses .........................................           .15% b      .15%        .15%        .15%        .15%        .15%
 Expenses excluding waiver by affiliate ...........           .16% b      .16%        .16%        .16%        .16%        .15%
 Net investment income ............................           .87% b     1.34%       2.33%       5.63%       5.36%       4.84%




aTotal return is not annualized for periods less than one year.
bAnnualized.




                     Semiannual Report | See notes to financial statements. | 17

The Money Market Portfolios

STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED)



---------------------------------------------------------------------------------------------------------------------------
   THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                 PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES 29.3%
   U.S. Treasury Bill, 1/15/04 ...........................................................  $ 5,000,000      $  4,998,182
   U.S. Treasury Bill, 4/22/04 ...........................................................    5,000,000         4,984,211
   U.S. Treasury Bill, 5/06/04 ...........................................................    5,000,000         4,982,325
   U.S. Treasury Bill, 5/13/04 ...........................................................    5,000,000         4,980,604
   U.S. Treasury Bill, 5/27/04 ...........................................................    5,000,000         4,979,134
   U.S. Treasury Note, 3.625%, 3/31/04 ...................................................   10,000,000        10,063,689
   U.S. Treasury Note, 3.375%, 4/30/04 ...................................................    3,000,000         3,020,585
   U.S. Treasury Note, 2.875%, 6/30/04 ...................................................   11,000,000        11,094,281
   U.S. Treasury Note, 1.875%, 9/30/04 ...................................................    5,000,000         5,023,801
                                                                                                             --------------
   TOTAL GOVERNMENT SECURITIES (COST $54,126,812) ........................................                     54,126,812
                                                                                                             --------------
   REPURCHASE AGREEMENTS 70.6%
 a ABN AMRO Bank, N.V., New York Branch, .85%, 1/02/04
    (Maturity Value $8,000,378) ..........................................................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Bonds
 a Banc of America Securities LLC, .77%, 1/02/04 (Maturity
    Value $8,000,342) ....................................................................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Bonds
 a Barclays Capital Inc., .83%, 1/02/04 (Maturity Value $8,000,369) ......................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Notes
 a Bear, Stearns & Co. Inc., .80%, 1/02/04 (Maturity Value $8,000,356) ...................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Notes
 a Deutsche Bank Securities Inc., .80%, 1/02/04 (Maturity
    Value $33,331,481) ...................................................................   33,330,000        33,330,000
    Collateralized by U.S. Treasury Notes
 a Dresdner Kleinwort Wasserstein Securities LLC, .83%, 1/02/04
    (Maturity Value $8,000,369) ..........................................................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Bonds
 a Goldman, Sachs, & Co., .80%, 1/02/04 (Maturity Value $8,000,356) ......................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Notes
 a Greenwich Capital Markets Inc., .83%, 1/02/04 (Maturity
    Value $8,000,369) ....................................................................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Notes
 a Morgan Stanley & Co. Inc., .81%, 1/02/04 (Maturity
    Value $33,336,500) ...................................................................   33,335,000        33,335,000
    Collateralized by U.S. Treasury Notes
 a UBS Securities LLC, .83%, 1/02/04 (Maturity Value $8,000,369) .........................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Notes
                                                                                                             --------------
   TOTAL REPURCHASE AGREEMENTS (COST $130,665,000) .......................................                    130,665,000
                                                                                                             --------------
   TOTAL INVESTMENTS (COST $184,791,812) 99.9% ...........................................                    184,791,812
   OTHER ASSETS, LESS LIABILITIES .1% ....................................................                        106,245
                                                                                                             --------------
   NET ASSETS 100.0% .....................................................................                   $184,898,057
                                                                                                             ==============




aSee Note 1(b) regarding repurchase agreements.




18 | See notes to financial statements. | Semiannual Report

The Money Market Portfolios

FINANCIAL STATEMENTS


STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2003 (unaudited)


                                                       ------------------------------
                                                                           THE U.S.
                                                                          GOVERNMENT
                                                             THE          SECURITIES
                                                        MONEY MARKET     MONEY MARKET
                                                          PORTFOLIO        PORTFOLIO
                                                       ------------------------------
Assets:
 Investments in securities, at value and cost ......    $4,767,703,018   $ 54,126,812
 Repurchase agreements, at value and cost ..........       945,905,000    130,665,000
 Cash ..............................................             7,568          1,953
 Interest receivable ...............................         4,959,814        136,991
                                                       ------------------------------
      Total assets .................................     5,718,575,400    184,930,756
                                                       ------------------------------
Liabilities:
 Payables:
  Investment securities purchased ..................       199,737,643             --
  Affiliates .......................................           604,940         20,339
  Professional fees ................................            28,952         12,194
 Other liabilities .................................             4,851            166
                                                       ------------------------------
      Total liabilities ............................       200,376,386         32,699
                                                       ------------------------------
Net assets, at value ...............................    $5,518,199,014   $184,898,057
                                                       ==============================
Shares outstanding .................................     5,518,199,014    184,898,057
                                                       ==============================
Net asset value per share ..........................             $1.00          $1.00
                                                       ==============================


                     Semiannual Report | See notes to financial statements. | 19

The Money Market Portfolios

STATEMENTS OF OPERATIONS
for the six months ended December 31, 2003 (unaudited)


                                                                             -----------------------------
                                                                                               THE U.S.
                                                                                              GOVERNMENT
                                                                                  THE         SECURITIES
                                                                             MONEY MARKET    MONEY MARKET
                                                                               PORTFOLIO       PORTFOLIO
                                                                             -----------------------------
Investment income:
 Interest .................................................................   $28,081,749     $1,001,989
                                                                             -----------------------------
Expenses:
 Management fees (Note 3) .................................................     3,870,224        146,362
 Custodian fees ...........................................................        26,180          1,114
 Professional fees ........................................................        25,843         10,414
 Other ....................................................................        56,137          1,517
                                                                             -----------------------------
      Total expenses ......................................................     3,978,384        159,407
      Expenses waived by affiliate (Note 3) ...............................      (108,026)       (10,891)
                                                                             -----------------------------
       Net expenses .......................................................     3,870,358        148,516
                                                                             -----------------------------
        Net investment income .............................................    24,211,391        853,473
                                                                             -----------------------------
Net realized gain (loss) from investments .................................            --          5,742
                                                                             -----------------------------
Net increase (decrease) in net assets resulting from operations ...........   $24,211,391     $  859,215
                                                                             =============================


20 | See notes to financial statements. | Semiannual Report

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS for the six months ended December 31, 2003 (unaudited) and the year ended June 30, 2003


                                            ---------------------------------------------------------------------
                                                                                 THE U.S. GOVERNMENT SECURITIES
                                               THE MONEY MARKET PORTFOLIO          MONEY MARKET PORTFOLIO
                                            ---------------------------------------------------------------------
                                               SIX MONTHS          YEAR            SIX MONTHS          YEAR
                                                  ENDED            ENDED              ENDED            ENDED
                                            DECEMBER 31, 2003  JUNE 30, 2003    DECEMBER 31, 2003  JUNE 30, 2003
                                            ---------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................  $   24,211,391  $   73,176,506      $    853,473     $  2,883,855
  Net realized gain (loss)
   from investments .......................              --          19,063             5,742               --
                                            ---------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ..........      24,211,391      73,195,569           859,215        2,883,855
 Distributions to shareholders from net
 investment income ........................     (24,211,391)    (73,195,569) a       (859,215) b    (2,883,855)
 Capital share transactions
  (Note 2) ................................     186,999,301     597,003,871       (16,859,972)     (24,918,467)
                                            ---------------------------------------------------------------------
      Net increase (decrease) in
       net assets .........................     186,999,301     597,003,871       (16,859,972)     (24,918,467)
Net assets (there is no undistributed net
 investment income at beginning or end
 of period):
  Beginning of period .....................   5,331,199,713   4,734,195,842       201,758,029      226,676,496
                                            ---------------------------------------------------------------------
  End of period ...........................  $5,518,199,014  $5,331,199,713      $184,898,057     $201,758,029
                                            =====================================================================



aDistributions were increased by a net realized gain from investments of $19,063.
bDistributions were increased by a net realized gain from investmentsof $5,742.


                     Semiannual Report | See notes to financial statements. | 21

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates value.

B. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 2003, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

C. INCOME TAXES

No provision has been made for income taxes because each portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each portfolio to the combined net assets. Other expenses are charged to each portfolio on a specific identification basis.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.







22 | Semiannual Report

The Money Market Portfolios

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

At December 31, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares at $1.00 per share were as follows:

                                                                     -------------------------------------
                                                                                             THE U.S.
                                                                                            GOVERNMENT
                                                                           THE              SECURITIES
                                                                      MONEY MARKET         MONEY MARKET
                                                                        PORTFOLIO           PORTFOLIO
                                                                     -------------------------------------
Six months ended December 31, 2003
 Shares sold ......................................................  $ 2,857,333,193      $  80,579,932
 Shares issued in reinvestment of distributions ...................       24,213,385            858,973
 Shares redeemed ..................................................   (2,694,547,277)       (98,298,877)
                                                                     -------------------------------------
 Net increase (decrease) ..........................................  $   186,999,301      $ (16,859,972)
                                                                     =====================================
Year ended June 30, 2003
 Shares sold ......................................................  $ 6,279,565,500      $ 309,427,987
 Shares issued in reinvestment of distributions ...................       73,193,516          2,884,175
 Shares redeemed ..................................................   (5,755,755,145)      (337,230,629)
                                                                     -------------------------------------
 Net increase (decrease) ..........................................  $   597,003,871      $ (24,918,467)
                                                                     =====================================










                                                          Semiannual Report | 23

The Money Market Portfolios

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers Inc. (Advisers) and Franklin/Templeton Investor Services LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each portfolio. Advisers agreed in advance to waive management fees as noted in the Statements of Operations.

At December 31, 2003, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                       ------------------------------------
                                                                                                          PERCENTAGE OF
                                                                                         SHARES          OUTSTANDING SHARES
                                                                                       ------------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ..............................  3,464,130,196           62.78%
Franklin Money Fund .................................................................  1,720,139,543           31.17%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund .........................    213,907,784            3.88%
Franklin Templeton Money Fund Trust - Franklin Templeton
 Money Fund .........................................................................    120,021,491            2.17%

At December 31, 2003, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                       ------------------------------------
                                                                                                          PERCENTAGE OF
                                                                                         SHARES          OUTSTANDING SHARES
                                                                                       ------------------------------------
Franklin Federal Money Fund .........................................................    112,150,304              60.66%
Institutional Fiduciary Trust - Franklin U.S. Government Securities
 Money Market Portfolio .............................................................     72,747,753              39.34%


4. INCOME TAXES

At December 31, 2003, the cost of investments for book and income tax purposes were the same.








24 | Semiannual Report

The Money Market Portfolios

5. REGULATORY MATTERS

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Company, in addition to other entities within Franklin Templeton Investments, has been named in shareholder class actions related to the matter described above. The Company believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. The Company and the funds may be named in similar civil actions related to the matter described above.

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against the funds' investment adviser and a senior executive officer relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. Such discussions are preliminary and the funds' management has been advised that the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the funds is uncertain at this time. If the Company finds that it bears responsibility for any unlawful or improper conduct, it has committed to making the funds or their shareholders whole, as appropriate.



                                                          Semiannual Report | 25

Franklin Federal Money Fund

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.



26 | Semiannual Report
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Literature Request

For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS



INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 3
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 5

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 6
Franklin's AGE High Income Fund
Franklin Federal Money Fund 6, 7
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 4
Franklin Income Fund
Franklin Money Fund 6, 7
Franklin Short-Intermediate U.S. Government Securities Fund 6
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio 6
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 6
Templeton Global Bond Fund

TAX-FREE INCOME 8
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 6, 7

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia



INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust 11


1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders as well as select retirement plans.

3. Effective June 30, 2003, the fund reopened to all new investors.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

9. Portfolio of insured municipal securities.

10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and money market portfolios (CA and NY).

11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


11/03    Not part of the annual report

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS
One Franklin Parkway
San Mateo, CA 94403-1906




WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN FEDERAL MONEY FUND



INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Federal Money Fund prospectus, which contains more complete information, including charges, expenses and risks.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


113 S2003 02/04







Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 10(a), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W.T. LaHaye, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.  N/A
Item 5. Audit Committee of Listed Registrants.  N/A
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 9. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 10. Exhibits.

(A) Code of Ethics for Principal Executive and Senior Financial Officers.

(B)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer

(B)(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL MONEY FUND

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    February 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    February 27, 2004


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    February 27, 2004